Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended	2 Months Ended		3 Months Ended		4 Months Ended		5 Months Ended		6 Months Ended		7 Months Ended		8 Months Ended		9 Months Ended		10 Months Ended		11 Months Ended		12 Months Ended		13 Months Ended		14 Months Ended		15 Months Ended		16 Months Ended		17 Months Ended		18 Months Ended		19 Months Ended		20 Months Ended		21 Months Ended		22 Months Ended		23 Months Ended		24 Months Ended		25 Months Ended		26 Months Ended		27 Months Ended		28 Months Ended		29 Months Ended		30 Months Ended		31 Months Ended		32 Months Ended		33 Months Ended		34 Months Ended		35 Months Ended		36 Months Ended		37 Months Ended		38 Months Ended		39 Months Ended		40 Months Ended		41 Months Ended		42 Months Ended		43 Months Ended		44 Months Ended		45 Months Ended		46 Months Ended		47 Months Ended		48 Months Ended		49 Months Ended	50 Months Ended	51 Months Ended	52 Months Ended	53 Months Ended	54 Months Ended	55 Months Ended	56 Months Ended	57 Months Ended	58 Months Ended	59 Months Ended	60 Months Ended	61 Months Ended	62 Months Ended	63 Months Ended	64 Months Ended	65 Months Ended	66 Months Ended	67 Months Ended	68 Months Ended	69 Months Ended	70 Months Ended	71 Months Ended	72 Months Ended	73 Months Ended
	Jan. 03, 2022	Dec. 12, 2019	Jan. 31, 2022	Feb. 28, 2022	Jan. 31, 2020	Mar. 31, 2022	Feb. 29, 2020	Apr. 30, 2022	Mar. 31, 2020	May 31, 2022	Apr. 30, 2020	Jun. 30, 2022	May 31, 2020	Jul. 31, 2022	Jun. 30, 2020	Aug. 31, 2022	Jul. 31, 2020	Sep. 30, 2022	Aug. 31, 2020	Oct. 31, 2022	Sep. 30, 2020	Nov. 30, 2022	Oct. 31, 2020	Dec. 31, 2022	Nov. 30, 2020	Jan. 31, 2023	Dec. 31, 2020	Feb. 28, 2023	Jan. 31, 2021	Mar. 31, 2023	Feb. 28, 2021	Apr. 30, 2023	Mar. 31, 2021	May 31, 2023	Apr. 30, 2021	Jun. 30, 2023	May 31, 2021	Jul. 31, 2023	Jun. 30, 2021	Aug. 31, 2023	Jul. 31, 2021	Sep. 30, 2023	Aug. 31, 2021	Oct. 31, 2023	Sep. 30, 2021	Nov. 30, 2023	Oct. 31, 2021	Dec. 31, 2023	Nov. 30, 2021	Jan. 31, 2024	Dec. 31, 2021	Feb. 29, 2024	Jan. 31, 2022	Mar. 31, 2024	Feb. 28, 2022	Apr. 30, 2024	Mar. 31, 2022	May 31, 2024	Apr. 30, 2022	Jun. 30, 2024	May 31, 2022	Jul. 31, 2024	Jun. 30, 2022	Aug. 31, 2024	Jul. 31, 2022	Sep. 30, 2024	Aug. 31, 2022	Oct. 31, 2024	Sep. 30, 2022	Nov. 30, 2024	Oct. 31, 2022	Dec. 31, 2024	Nov. 30, 2022	Jan. 31, 2025	Dec. 31, 2022	Feb. 28, 2025	Jan. 31, 2023	Mar. 31, 2025	Feb. 28, 2023	Apr. 30, 2025	Mar. 31, 2023	May 31, 2025	Apr. 30, 2023	Jun. 30, 2025	May 31, 2023	Jul. 31, 2025	Jun. 30, 2023	Aug. 31, 2025	Jul. 31, 2023	Sep. 30, 2025	Aug. 31, 2023	Oct. 31, 2025	Sep. 30, 2023	Nov. 30, 2025	Oct. 31, 2023	Dec. 31, 2025	Nov. 30, 2023	Dec. 31, 2023	Jan. 31, 2024	Feb. 29, 2024	Mar. 31, 2024	Apr. 30, 2024	May 31, 2024	Jun. 30, 2024	Jul. 31, 2024	Aug. 31, 2024	Sep. 30, 2024	Oct. 31, 2024	Nov. 30, 2024	Dec. 31, 2024	Jan. 31, 2025	Feb. 28, 2025	Mar. 31, 2025	Apr. 30, 2025	May 31, 2025	Jun. 30, 2025	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Oct. 31, 2025	Nov. 30, 2025	Dec. 31, 2025
RPAR Risk Parity ETF
Account Value [Line Items]
Accumulated Value		$ 10,000			$ 10,288		$ 10,276		$ 9,555		$ 10,202		$ 10,399		$ 10,610		$ 11,289		$ 11,380		$ 11,169		$ 10,939		$ 11,588		$ 12,014		$ 11,833		$ 11,577		$ 11,454		$ 11,825		$ 12,167		$ 12,398		$ 12,671		$ 12,696		$ 12,297		$ 12,724		$ 12,783		$ 12,948		$ 12,454		$ 12,404		$ 12,297		$ 11,280		$ 11,102		$ 10,353		$ 10,938		$ 10,462		$ 9,261		$ 9,425		$ 10,190		$ 9,995		$ 10,647		$ 10,137		$ 10,548		$ 10,567		$ 10,224		$ 10,444		$ 10,549		$ 10,194		$ 9,604		$ 9,284		$ 9,966	$ 10,627	$ 10,394	$ 10,347	$ 10,712	$ 10,314	$ 10,641	$ 10,749	$ 11,002	$ 11,220	$ 11,563	$ 11,129	$ 11,219	$ 10,616	$ 10,865	$ 11,167	$ 11,187	$ 11,070	$ 11,113	$ 11,503	$ 11,474	$ 11,742	$ 12,232	$ 12,467	$ 12,560	$ 12,557
UPAR Ultra Risk Parity ETF
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 9,601	$ 9,547		$ 9,440		$ 8,332		$ 8,134		$ 7,356		$ 7,953		$ 7,460		$ 6,247		$ 6,402		$ 7,159		$ 6,938		$ 7,585		$ 7,067		$ 7,454		$ 7,459		$ 7,115		$ 7,317		$ 7,407		$ 7,045		$ 6,456		$ 6,132		$ 6,782		$ 7,406		$ 7,168		$ 7,117		$ 7,457		$ 7,054		$ 7,354		$ 7,442		$ 7,676		$ 7,870		$ 8,185		$ 7,744		$ 7,811		$ 7,200		$ 7,438		$ 7,728		$ 7,733		$ 7,608		$ 7,640		$ 8,010		$ 7,968		$ 8,213		$ 8,678		$ 8,906		$ 8,978		$ 8,956
S&P 500® Total Return Index
Account Value [Line Items]
Accumulated Value	10,000	10,000	9,422	9,140	10,200	9,480	9,361	8,653	8,204	8,669	9,256	7,953	9,697	8,687	9,890	8,332	10,448	7,565	11,199	8,177	10,773	8,634	10,487	8,137	11,634	8,648	12,082	8,437	11,960	8,747	12,290	8,884	12,828	8,922	13,512	9,512	13,607	9,817	13,924	9,661	14,255	9,200	14,689	9,007	14,006	9,829	14,987	10,276	14,883	10,449	15,550	11,007	14,745	11,361	14,304	10,897	14,835	11,437	13,541	11,847	13,566	11,992	12,446	12,283	13,594	12,545	13,040	12,431	11,839	13,161	12,797	12,847	13,512	13,205	12,734	13,033	13,534	12,298	13,204	12,215	13,688	12,984	13,902	13,644	13,962	13,950	14,885	14,233	15,363	14,752	15,119	15,098	14,398	15,135	14,095	15,144	15,382	16,081	16,351	17,224	17,779	17,052	17,898	18,540	18,766	19,221	19,632	19,454	20,595	20,105	20,664	20,395	19,246	19,115	20,318	21,352	21,831	22,273	23,086	23,627	23,685	23,699
60% S&P 500® Index / 40% Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value		10,000			10,211		9,780		9,032		9,791		10,089		10,235		10,642		11,067		10,812		10,620		11,360		11,628		11,524		11,648		11,896		12,315		12,382		12,591		12,826		13,051		12,641		13,171		13,132		13,472		12,937		12,647		12,788		11,925		11,969		11,301		12,037		11,606		10,764		11,231		11,773		11,345		11,912		11,615		11,989		12,130		12,109		12,571		12,810		12,655		12,165		11,934		12,804	13,349	13,469	13,825	14,143	13,653	14,152	14,510	14,752	15,051	15,325	15,089	15,685	15,358	15,647	15,662	15,135	15,097	15,624	16,197	16,398	16,676	17,114	17,397	17,466	17,462
Advanced Research Risk Parity Index
Account Value [Line Items]
Accumulated Value		$ 10,000			$ 10,380		$ 10,322		$ 9,680		$ 10,325		$ 10,596		$ 10,816		$ 11,466		$ 11,648		$ 11,407		$ 11,191		$ 11,855		$ 12,335		$ 12,237		$ 12,042		$ 11,895		$ 12,270		$ 12,640		$ 12,867		$ 13,164		$ 13,190		$ 12,805		$ 13,230		$ 13,317		$ 13,487		$ 12,987		$ 12,976		$ 12,724		$ 11,696		$ 11,494		$ 10,713		$ 11,340		$ 10,874		$ 9,650		$ 9,821		$ 10,677		$ 10,396		$ 11,087		$ 10,575		$ 10,989		$ 11,014		$ 10,670		$ 10,905		$ 11,022		$ 10,649		$ 10,039		$ 9,673		$ 10,413	$ 11,099	$ 10,898	$ 10,842	$ 11,203	$ 10,802	$ 11,173	$ 11,242	$ 11,562	$ 11,768	$ 12,159	$ 11,689	$ 11,802	$ 11,168	$ 11,457	$ 11,784	$ 11,783	$ 11,667	$ 11,717	$ 12,120	$ 12,103	$ 12,411	$ 12,943	$ 13,207	$ 13,282	$ 13,271
Advanced Research Ultra Risk Parity Index
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 9,648	$ 9,635		$ 9,372		$ 8,302		$ 8,089		$ 7,315		$ 7,928		$ 7,462		$ 6,279		$ 6,436		$ 7,248		$ 6,971		$ 7,615		$ 7,118		$ 7,497		$ 7,509		$ 7,171		$ 7,379		$ 7,476		$ 7,112		$ 6,529		$ 6,173		$ 6,852		$ 7,471		$ 7,272		$ 7,208		$ 7,532		$ 7,144		$ 7,476		$ 7,527		$ 7,812		$ 7,991		$ 8,347		$ 7,887		$ 7,982		$ 7,368		$ 7,629		$ 7,928		$ 7,914		$ 7,792		$ 7,828		$ 8,193		$ 8,164		$ 8,441		$ 8,934		$ 9,173		$ 9,233		$ 9,209